Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

Property and equipment consists of the following at December 31, 2016 and 2015:

	2016	2015
Machinery and Equipment	$89,690	$73,256
Leasehold Improvements	139,254	120,333
Computer Software	21,564	21,564
Furniture and Fixtures	5,645	5,645
	256,153	220,798
Less: Accumulated Depreciation	(64,196)	(27,555)
Property and Equipment, Net	$191,957	$193,243

Depreciation expense on property and equipment amounted to $45,000 and $15,000 for the years ended December 31, 2016 and 2015, respectively.